SPDR Index Shares Funds
(the “Trust”)
SPDR MSCI ACWI
ex-US
ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated January 31, 2021, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.34% to 0.30% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.30% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 26 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.30%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$31	$97	$169	$381
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
32421SUPP8

SPDR Index Shares Funds
(the “Trust”)
SPDR MSCI ACWI Low Carbon Target ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated January 31, 2021, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.30% to 0.20% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.20% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 33 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.20%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.20%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
32421SUPP6

SPDR Index Shares Funds
(the “Trust”)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
(the “Fund”)
Supplement dated March 24, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated January 31, 2021, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc. (the “Adviser”), the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.30% to 0.20% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board of Trustees of the Trust has approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.20% of the Fund’s average daily net assets (the “fee waiver”). Accordingly, effective immediately, (i) all references to the Fund’s fee waiver are deleted, and (ii) the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 40 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees 1	0.20%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses 1	0.20%

1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$20	$64	$113	$255
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
32421SUPP7